Loans, Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 758,501	$ 713,061
Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	27,140	30,092
Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	7,750	5,859
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	45,245	47,921
Commercial – Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	172,040	176,649
Commercial – Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	256,471	237,918
Residential – 1 to 4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	213,266	171,894
Residential – Multifamily
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	18,113	25,173
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	18,476	17,555
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	708,133	660,952
Pass | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	25,658	27,104
Pass | Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	7,750	5,621
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	24,210	34,255
Pass | Commercial – Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	163,765	170,685
Pass | Commercial – Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	242,607	218,230
Pass | Residential – 1 to 4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	207,911	162,787
Pass | Residential – Multifamily
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	17,757	24,809
Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	18,475	17,461
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	31,303	13,990
OAEM | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	688	642
OAEM | Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
OAEM | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	15,831	2,893
OAEM | Commercial – Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	7,225	4,051
OAEM | Commercial – Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	7,044	5,791
OAEM | Residential – 1 to 4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	515	613
OAEM | Residential – Multifamily
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
OAEM | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	19,065	38,119
Substandard | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	794	2,346
Substandard | Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	238
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	5,204	10,773
Substandard | Commercial – Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	1,050	1,913
Substandard | Commercial – Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	6,820	13,897
Substandard | Residential – 1 to 4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	4,840	8,494
Substandard | Residential – Multifamily
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	356	364
Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	1	94
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Commercial – Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Commercial – Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Residential – 1 to 4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Residential – Multifamily
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 0	$ 0